Management of Capital (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)
Management of Capital
Equity	$ 157,355		$ 166,272
Less cash	(3,259)	$ (3,259)	(15,361)	$ (660)
Capital	$ 154,096		$ 150,911